THE COMPANY	12 Months Ended
Dec. 31, 2023
THE COMPANY
THE COMPANY
1.	THE COMPANY

Background and description of the business

Amer Sports, Inc. (formerly Amer Sports Management Holding (Cayman) Limited) (the “Company”) was founded on January 3, 2020 and is incorporated and domiciled in Grand Cayman, the Cayman Islands. The Company’s registered office is Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman KY1-1111, Cayman Islands. Hereinafter, the Company and its consolidated subsidiaries are referred to as the “Group” or “Amer Sports”. The ultimate parent company of the Group is Amer Sports Holding (Cayman) Limited (the “parent company”).

Amer Sports is a global platform of sport and outdoor brands, including Arc’teryx, Salomon, Wilson, Atomic and Peak Performance. Amer Sports manufactures, markets and sells sports equipment, apparel, and footwear through wholesale and direct to consumer channels globally and has a sales network in 34 countries, with North America, Europe, Asia and China being the main market areas.

Amer Sports Corporation, our wholly-owned subsidiary, was founded in 1950. On April 1, 2019, Amer Sports Corporation was acquired by a consortium consisting of ANTA Sports Products Limited (a sportswear company in China, “ANTA Sports”), FountainVest Partners (private equity firm in Asia), Anamered Investments Inc. (an investment vehicle owned by Chip Wilson) and Tencent Holdings Limited (a technology company in Asia), each of which initially owned their interests in Amer Sports Holding (HK) Limited, an indirect parent of Amer Sports Corporation following the acquisition, through Amer Sports Holding (Cayman) Limited (the “Acquisition”).

In 2022, in preparation for the initial public offering, that took place February 1, 2024 (the “IPO”), the Group undertook a reorganization pursuant to which Amer Sports Holding (Cayman) Limited exchanged its shares of Amer Sports Holding (HK) Limited for new shares of Amer Sports Management Holding (Cayman) Limited, the new holding company parent of Amer Sports Holding (HK) Limited. Amer Sports Holding (HK) Limited is the immediate parent of Amer Sports Holding 3 Oy, the predecessor entity of the Company (the “predecessor entity”). Amer Sports Corporation is a wholly-owned indirect subsidiary of the predecessor entity.